Asset Retirement Obligations	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
13.	ASSET RETIREMENT OBLIGATIONS

	Oyu Tolgoi	SouthGobi	Total

Balance, December 31, 2011	$14,933	$5,778	$20,711

Additions and changes in estimates	74,871	(1,619)	73,252
Accretion expense	2,218	517	2,735

Balance, December 31, 2012	$92,022	$4,676	$96,698

Additions and changes in estimates	554	(2,621)	(2,067)
Accretion expense	5,664	466	6,130

Balance, December 31, 2013	$98,240	$2,521	$100,761